Investments - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) variableInterestEntity	Dec. 31, 2024 USD ($) variableInterestEntity	Dec. 31, 2023 USD ($)
Schedule of Investments [Line Items]
Equity method investment impairment	$ 2,500	$ 2,400
Number of variable interest entities | variableInterestEntity	2	4
Carrying value of equity investments	$ 13,996	$ 18,048
Non-marketable investments	5,752	4,283	$ 4,435
VIE
Schedule of Investments [Line Items]
Carrying value of equity investments	$ 12,800	11,600
TVM Life Science Ventures III
Schedule of Investments [Line Items]
Ownership percentage	3.10%
Payments for equity method investments	$ 1,900	2,700	2,400
Carrying value of equity investments	12,888	11,807
TVM Life Science Ventures III | Investment Commitiment
Schedule of Investments [Line Items]
Unfunded commitment through 2029	$ 2,200
PreAnalytiX GmbH
Schedule of Investments [Line Items]
Ownership percentage	50.00%
Dividends received	$ 8,500	3,600	$ 9,100
Carrying value of equity investments	1,215	3,965
Other Long-Term Assets | VIE
Schedule of Investments [Line Items]
Carrying value of equity investments		11,800
Maximum loss exposure	12,900
Other Long-Term Liabilities | VIE
Schedule of Investments [Line Items]
Carrying value of equity investments	$ 100	$ 200